Note 19 - Income Taxes - Unrecognized Losses (Details) $ in Thousands	Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 659
Unused tax losses for which no deferred tax asset recognised	624
Unused tax losses for which no deferred tax asset recognised	1,219
Unused tax losses for which no deferred tax asset recognised	2,196
Unused tax losses for which no deferred tax asset recognised	3,134
Unused tax losses for which no deferred tax asset recognised	4,168
Unused tax losses for which no deferred tax asset recognised	3,702
Unused tax losses for which no deferred tax asset recognised	2,639
Unused tax losses for which no deferred tax asset recognised	2,355
Unused tax losses for which no deferred tax asset recognised	7,631
Unused tax losses for which no deferred tax asset recognised	4,017
Unused tax losses for which no deferred tax asset recognised	2,060
Unused tax losses for which no deferred tax asset recognised	4,549
Unused tax losses for which no deferred tax asset recognised	6,091
Unused tax losses for which no deferred tax asset recognised	$ 45,044